Document And Entity Information	6 Months Ended
Jun. 30, 2012
Document And Entity Information
Document Type	6-K
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Enity Registrant Name	Star Bulk Carriers Corp.
Entity Central Index Key	0001386716
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	81,012,403
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2

Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 17,731	$ 15,072
Restricted cash	4,080	4,159
Trade accounts receivable	2,220	4,762
Inventories (Note 4)	2,896	3,867
Due from managers	81	70
Prepaid expenses and other receivables	3,168	3,467
Total current assets	30,176	31,397
FIXED ASSETS, NET
Vessels and other fixed assets, net (Note 5)	608,238	638,532
Total fixed assets, net	608,238	638,532
OTHER NON-CURRENT ASSETS
Deferred finance charges, net	1,519	1,776
Restricted cash	24,124	25,524
Fair value of above market acquired time charter (Note 6)	17,532	20,699
TOTAL ASSETS	681,589	717,928
CURRENT LIABILITIES
Current portion of long term debt (Note 7)	36,637	34,674
Accounts payable	3,547	8,501
Due to related parties (Note 3)	250	436
Due to managers	0	48
Accrued liabilities	3,487	3,870
Derivative instruments (Note 14)	0	82
Deferred revenue	4,168	4,543
Total current liabilities	48,089	52,154
NON-CURRENT LIABILITIES
Long term debt (Note 7)	205,476	231,466
Other non-current liabilities	146	95
TOTAL LIABILITIES	253,711	283,715
STOCKHOLDERS' EQUITY
Preferred Stock; $0.01 par value, authorized 25,000,000 shares; none issued or outstanding at December 31, 2011 and June 30, 2012 (Note 8)	0	0
Common Stock, $0.01 par value, 300,000,000 shares authorized; 80,358,360 and 81,012,403 shares issued and outstanding at December 31, 2011 and June 30, 2012, respectively	810	804
Additional paid-in capital	520,046	519,511
Accumulated deficit	(92,978)	(86,102)
Total stockholders' equity	427,878	434,213
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 681,589	$ 717,928

Consolidated Balance Sheets (Parentheticals) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Preferred Stock Par Value Per Share	$ 0.01	$ 0.01
Preferred Stock Shares Authorized	25,000,000	25,000,000
Preferred Stock Shares Issued	0	0
Preferred Stock Shares Outstanding	0	0
Common Stock
Common Stock Par Value Per Share	$ 0.01	$ 0.01
Common Stock Shares Authorized	300,000,000	300,000,000
Common Stock Shares Issued	81,012,403	80,358,360
Common Stock Shares Outstanding	81,012,403	80,358,360

Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
REVENUE:
Voyage Revenues	$ 49,670	$ 52,185
Management fee income	137	0
Total revenues	49,807	52,185
EXPENSES:
Voyage expenses (Note 3)	14,029	11,021
Vessel operating expenses	14,169	10,671
Dry docking expenses	1,026	1,358
Depreciation	19,197	24,009
Management fees	0	54
Gain on derivative instruments (Note 14)	(64)	(21)
General and administrative expenses (Note 3)	5,337	7,014
Gain on time charter agreement termination (Note 6)	(6,454)	(1,806)
Other operational loss (Note 10)	0	4,050
Other operational gain (Note 9)	(140)	(9,240)
Loss on sale of vessel (Note 5)	3,164	0
Total Operating Expenses	50,264	47,110
Operating income/(loss)	(457)	5,075
OTHER INCOME (EXPENSES)
Interest and finance costs (Note 7)	(4,142)	(2,041)
Interest and other income	139	346
Total other expenses, net	(4,003)	(1,695)
Net income/(loss)	$ (4,460)	$ 3,380
Earnings/ (loss) per share, basic (Note 11)	$ (0.055)	$ 0.053
Earnings/ (loss) per share, diluted (Note 11)	$ (0.055)	$ 0.053
Weighted average number of shares outstanding, basic	80,780,384	63,364,120
Weighted average common shares outstanding, diluted	80,780,384	63,438,838

Consolidated Statements of Comprehensive Income/(Loss) (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Statement of Comprehensive Income/(Loss)
Net income/(loss)	$ (4,460)	$ 3,380
Comprehensive income/(loss)	$ (4,460)	$ 3,380

Consolidated Statements Of Stockholders' Equity (Unaudited) (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-in Capital	Retained earnings / (Accumulated deficit)
Balance at Dec. 31, 2010	$ 488,252	$ 634	$ 489,770	$ (2,152)
Shares Balance at Dec. 31, 2010		63,410,360
Net Income/(Loss)	3,380			3,380
Issuance of vested and non-vested shares and amortization of stock-based compensation, value (Note 12)	628	3	625
Issuance of vested and non-vested shares and amortization of stock based compensation, shares (Note 12)		248,000
Dividends declared and paid ($0.10 per share in 2011 and $0.03 per share in 2012)	(6,356)			(6,356)
Repurchase and cancellation of common shares, value (Note 8)	0
Balance at Jun. 30, 2011	485,904	637	490,395	(5,128)
Shares Balance at Jun. 30, 2011		63,658,360
Balance at Dec. 31, 2011	434,213	804	519,511	(86,102)
Shares Balance at Dec. 31, 2011		80,358,360
Net Income/(Loss)	(4,460)			(4,460)
Issuance of vested and non-vested shares and amortization of stock-based compensation, value (Note 12)	1,402	16	1,386
Issuance of vested and non-vested shares and amortization of stock based compensation, shares (Note 12)		1,580,000
Dividends declared and paid ($0.10 per share in 2011 and $0.03 per share in 2012)	(2,416)			(2,416)
Repurchase and cancellation of common shares, value (Note 8)	(861)	(10)	(851)
Repurchase and cancellation of common shares, shares (Note 8)		(925,957)
Balance at Jun. 30, 2012	$ 427,878	$ 810	$ 520,046	$ (92,978)
Shares Balance at Jun. 30, 2012		81,012,403

Consolidated Statements Of Stockholders Equity (Parentheticals) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Consolidated Statement of Stockholders' Equity (Parentheticals)
Dividends declared and paid, per share	$ 0.03	$ 0.1

Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash Flows from Operating Activities:
Net income/(loss)	$ (4,460)	$ 3,380
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation	19,197	24,009
Amortization of fair value of below/above market acquired time charter	3,167	(452)
Amortization of deferred finance charges	257	157
Loss on sale of vessel	3,164	0
Stock-based compensation	1,402	628
Change in fair value of derivatives	(82)	49
Gain from insurance claim	(140)	(240)
Other non-cash charges	51	5
Changes in operating assets and liabilities:
Restricted cash for forward freight and bunkers agreements	153	(114)
Trade accounts receivable	2,542	(1,653)
Inventories	971	(57)
Accrued income	0	239
Prepaid expenses and other receivables	(911)	(432)
Due from managers	(11)	6
Accounts payable	(4,954)	231
Due to related parties	(186)	94
Accrued liabilities	(383)	294
Due to managers	(48)	52
Deferred revenue	(375)	(1,616)
Net cash provided by Operating Activities	19,354	24,580
Cash Flows from Investing Activities:
Advances for vessels acquisitions and vessels under construction	0	(38,684)
Additions to vessel cost and other fixed assets	(56)	0
Decrease in restricted cash	2,039	7,250
Increase in restricted cash	(713)	(4,200)
Insurance proceeds	1,350	787
Cash proceeds from vessel sale	7,989	0
Net cash used in/provided by Investing Activities	10,609	(34,847)
Cash Flows from Financing Activities:
Proceeds from bank loans	0	32,060
Loan repayment	(24,027)	(20,314)
Financing fees paid	0	(630)
Repurchase of common shares	(861)	0
Cash dividend	(2,416)	(6,356)
Net cash provided by/(used in) Financing Activities	(27,304)	4,760
Net (decrease)/increase in cash and cash equivalents	2,659	(5,507)
Cash and cash equivalents at beginning of period	15,072	12,824
Cash and cash equivalents at end of the period	17,731	7,317
SUPPLEMENTAL CASH FLOW INFORMATION
Interest	$ 4,114	$ 2,708

Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2012
Basis of Presentation and General Information (Abstract)
Basis of Presentation and General Information
1.           Basis of Presentation and General Information:

Star Bulk Carriers ("Star Bulk") is a public shipping company providing worldwide seaborne transportation solutions in the dry bulk sector. Star Bulk was incorporated in the Marshall Islands on December 13, 2006 and maintains executive offices in Athens, Greece.

Star Bulk shares and warrants started trading on the NASDAQ Global Select Market on December 3, 2007 under the ticker symbols SBLK and SBLKW, respectively. On March 15, 2010, all outstanding warrants expired and ceased trading on the Nasdaq Global Market.

The accompanying unaudited interim condensed consolidated financial statements include the accounts of Star Bulk and its subsidiaries, which are hereinafter collectively referred to as the "Company," and have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements.

These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the six months ended June 30, 2012, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2012.

The unaudited interim condensed consolidated financial statements presented in this report should be read in conjunction with the Company's annual report on Form 20-F for the year ended December 31, 2011.

Below is the list of the Company's subsidiaries, all wholly owned, as of June 30, 2012:

Wholly Owned Subsidiaries	Vessel Name	DWT	Date Delivered to Star Bulk	Year Built
Star Bulk Management Inc.	—	—	—	—
Starbulk S.A.	—	—	—	—

	Vessels in operation at June 30, 2012

Star Aurora LLC	Star Aurora	171,199	September 8, 2010	2000
Star Big LLC	Star Big	168,404	July 25, 2011	1996
Star Borealis LLC	Star Borealis	179,678	September 9, 2011	2011
Star Mega LLC	Star Mega	170,631	August 16, 2011	1994
Star Polaris LLC	Star Polaris	179,546	November 14, 2011	2011
Lamda LLC	Star Sigma	184,403	April 15, 2008	1991
Star Cosmo LLC	Star Cosmo	52,247	July 1, 2008	2005
Star Delta LLC	Star Delta (ex F Duckling)	52,434	January 2, 2008	2000
Star Epsilon LLC	Star Epsilon (ex G Duckling)	52,402	December 3, 2007	2001
Star Gamma LLC	Star Gamma (ex C Duckling)	53,098	January 4, 2008	2002
Star Kappa LLC	Star Kappa (ex E Duckling)	52,055	December 14, 2007	2001
Star Omicron LLC	Star Omicron	53,489	April 17, 2008	2005
Star Theta LLC	Star Theta (ex J Duckling)	52,425	December 6, 2007	2003
Star Zeta LLC	Star Zeta (ex I Duckling)	52,994	January 2, 2008	2003

	Vessels disposed*
StarAlpha LLC	Star Alpha (ex A Duckling)	175,075	January 9, 2008	1992
StarBeta LLC	Star Beta (ex B Duckling)	174,691	December 28, 2007	1993
StarYpsilon LLC	Star Ypsilon*	150,940	September 18, 2008	1991

*	For vessels disposed within the period refer to Note 5

Significant Accounting policies	6 Months Ended
Jun. 30, 2012
Significant Accounting policies (Abstract)
Significant Accounting policies
2.           Significant Accounting policies:

Below are described the accounting standards that are adopted in the first six months of 2012. A summary of the Company's significant accounting policies can be found in Note 2 on the Company's consolidated financial statements included in the Annual Report on Form 20-F for the fiscal year ended December 31, 2011 filed with the SEC on March 27, 2012. There have been no changes to the Company's significant accounting policies.

Comprehensive Income - Presentation of Comprehensive Income

Within the period the Company adopted the requirements of Accounting Standards Update (ASU) 2011-05, "Comprehensive Income, Presentation of Comprehensive Income (Topic 220) ", which revises the manner in which entities present comprehensive income in their financial statements. The ASU eliminated the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity and requires the entities to report components of comprehensive income in either (i) a continuous statement of comprehensive income or (ii) two separate but consecutive statements.  The Company has elected to report two separate but consecutive statements and accordingly statements of comprehensive income/ (loss) for the six month periods ended June 30, 2011 and 2012 are presented in Company's consolidated unaudited interim financial statements. As this accounting standard only requires enhanced disclosure, the adoption of this standard will not impact the Company's financial position or results of operations.

Transactions with Related Parties	6 Months Ended
Jun. 30, 2012
Transactions with Related Parties (Abstract)
Transactions with Related Parties
3.           Transactions with Related Parties:

Transactions and balances with related parties are analyzed as follows:

Balance Sheet	December 31, 2011	June 30, 2012
Liabilities
Interchart Shipping Inc. (a)	$260	$190
Management and Directors Fees (b)	141	60
Combine Marine Inc. (c)	27	-
Oceanbulk Maritime S.A. (e)	8	-
Total Liabilities	$436	$250

Statement of Operations

	Six-month period ended June 30,
	2011	2012
Voyage expenses-Interchart (a)	636	710
Executive directors consultancy fees (b)	2,941	228
Non-executive directors compensation (b)	80	67
Commission on sale of vessel - Oceanbulk (e)	-	91
Office setup expenses - Oceanbulk (e)	72	-
Office Rent - Combine Marine Ltd. (d)	-	19

(a) Interchart Shipping Inc. or Interchart: Interchart, a company affiliated to Oceanbulk Maritime S.A. (note 3 (e) below), is acting as a chartering broker of all the Company's vessels. As of December 31, 2011 and June 30, 2012 the Company had an outstanding liability of $260 and $190, respectively, to Interchart. During the six month periods ended June 30, 2011 and 2012 brokerage commissions on charter revenue charged by to Interchart amounted $636 and $710, respectively, and are included in "Voyage expenses" in the accompanying unaudited interim condensed consolidated statements of operations.

(b) Management and Directors Fees: On October 3, 2007, Star Bulk entered into separate consulting agreements with companies owned and controlled by the Company's former Chief Executive Officer and the former Chief Financial Officer, for the services provided by the former Chief Executive Officer and the former Chief Financial Officer, respectively. Each of these agreements had a term of three years unless terminated earlier in accordance with the terms of such agreements. During 2010 these agreements were automatically renewed for the successive year. Under the consulting agreements, each company controlled by the former Chief Executive Officer and the former Chief Financial Officer was receiving an annual consulting fee of €370,000 (approx. $466) and €250,000 (approx. $315) respectively. During the six month periods ended June 30, 2011 and 2012, the consultancy fees under the specific consulting agreements amounted to $276 and $0, respectively.

On February 7, 2011, Mr. Spyros Capralos was appointed as the Company's President and Chief Executive Officer, to succeed Mr. Akis Tsirigakis who resigned from those positions on that date and he also resigned from the Company's Board of Directors on March 31, 2012. Pursuant to the terms of his employment and consultancy agreements, the former Chief Executive Officer was awarded a severance payment that amounted to $2,347.

Effective February 7, 2011, the Company entered into a consulting agreement with a company owned and controlled by the Company's new Chief Executive Officer. This agreement has a term of three years unless terminated earlier in accordance with its terms. Under this agreement the Company will pay the new Chief Executive Officer a base fee at an annual rate of not less €160,000 (approx. $201), additionally, the Chief Executive Officer is entitled to receive an annual discretionary bonus, as determined by the Company's board of directors in its sole discretion and a minimum guaranteed incentive award of 420,000 shares of stock. These shares vest in three equal installments, the first installment of 140,000 shares vested on February 7, 2012, the second installment of 140,000 vests on February 7, 2013 and the last installment of 140,000 shares vests on February 7, 2014. On April 20, 2012 the Company issued the first installment of 140,000 shares and plans to issue the remaining two installments of 140,000 shares to Mr. Spyros Capralos in February 2013 and February 2014. During the six month periods ended June 30, 2011 and 2012, the consultancy fees under the specific consulting agreement with our Chief Executive Officer amounted to $98 and $116, respectively.

In addition, the current Chief Executive Officer is entitled to receive benefits under the consultancy agreements with the Company. Among other things, he is entitled to receive an annual discretionary bonus, as determined by the Company's board of directors in its sole discretion.

On May 2, 2011, the Company entered into a consulting agreement with a company owned and controlled by the Company's new Chief Financial Officer. This agreement has a term of three years unless terminated earlier in accordance with its terms. Under this agreement the Company will pay the new Chief Financial Officer a base fee at an annual rate of not less €56,000 (approx. $71). During the six month periods ended June 30, 2011 and 2012, the consultancy fees under the specific consulting agreement with the new Chief Financial Officer amounted to $13 and $36, respectively.

In addition, the current Chief Financial Officer is entitled to receive benefits under the consultancy agreements with the Company. Among other things, he is entitled to receive an annual discretionary bonus, as determined by the Company's board of directors in its sole discretion.

On May 12, 2011, the Company entered into a release agreement with a company owned by the former Chief Financial Officer. Pursuant to the terms of this agreement Mr. Syllantavos resigned as the Company's Chief Financial Officer and from the Company's board of directors on August 31, 2011 and received a severance payment of $463. The portion of this payment for the six month period ended June 30, 2011 amounted to $207.

All amounts discussed above are included in "General and administrative expenses" in the accompanying unaudited interim condensed consolidated statements of operations for the six month periods ended June 30, 2011 and 2012.

On July 1, 2011, the Company entered into a consulting agreement with a company owned and controlled by the Company's new Chief Operating Officer. This agreement has an indefinite term and each party may terminate the agreement giving one month's notice. Under this agreement the Company will pay the new Chief Operating Officer a base fee at an annual rate of not less €117,519 (approx. $148). During the six month periods ended June 30, 2011 and 2012 the consultancy fees under the specific consulting agreement with the new Chief Operating Officer amounted to $0 and $76, respectively.

The related expenses for the Company's executive officers for the six month periods ended June 30, 2011 and 2012 were $2,941 and $228, respectively and are included under "General and administrative expenses" in the accompanying unaudited interim condensed consolidated statements of operations.

As of December 31, 2011 and June 30, 2012, the Company had an outstanding payable balance of $141 and $60, respectively with its Management and Directors, representing unpaid fees for their participation in the Board of Directors of the Company and the other special committees of the Board of Directors. The related expenses  for the six month periods ended June 30, 2011 and 2012 were $80 and $67, respectively and are included under " General and administrative expenses" in the in the accompanying unaudited interim condensed consolidated statements of operations.

(c) Combine Marine Inc., or Combine: On July 4, 2011, Starbulk S.A., entered into a 12-year lease agreement for office space with Combine, a company founded by the Chairman of the Company. The lease agreement provided for a monthly rental payment of € 5,000 (approx. $6.3). On January 1, 2012 this agreement was mutually terminated without the Company paying any compensation. As of December 31, 2011 and June 30, 2012, the Company had outstanding liability of $27 and $0, respectively, with Combine Marine Inc.

(d) Combine Marine Ltd., or Combine Ltd.: On January 1, 2012 Starbulk S.A, entered into a one year lease agreement for office space with Combine Ltd., a company founded by the Chairman of the Company. The lease agreement provided for a monthly rental of € 2,500 (approx. $3.1). The related expense for the six month period ended June 30, 2012 was $19 and was included under "General and administrative expenses" in the accompanying unaudited interim consolidated statements of operations. As of June 30, 2012, the Company had no outstanding liability with Combine Marine Ltd.

(e) Oceanbulk Maritime S.A., or Oceanbulk: The Company's Chairman, Mr. Petros Pappas, is also the founder of Oceanbulk Maritime S.A, a ship management company.

During the six month period ended June 30, 2011, Oceanbulk paid on behalf of the Company an amount of $72 incidental to renovation expenses for new offices. The related expenses are included under "General and administrative expenses" in the accompanying unaudited interim consolidated statement of operations. During the six month period ended June 30, 2012 the Company paid to Oceanbulk a brokerage commission amounting to $91 regarding the sale of vessel Star Ypsilon (Note 5). As of December 31, 2011 and June 30, 2012 the Company had an outstanding payable balance of $8 and $0, respectively, with Oceanbulk.

Inventories	6 Months Ended
Jun. 30, 2012
Inventories (Abstract)
Inventories	4. Inventories: The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2011	June 30, 2012
Lubricants	2,200	2,120
Bunkers	1,667	776
Total	3,867	2,896

Vessels and Other Fixed Assets, Net	6 Months Ended
Jun. 30, 2012
Vessels and other fixed assets, net (Abstract)
Vessels and other fixed assets, net
5.           Vessels and other fixed assets, net:

The amounts in the accompanying condensed consolidated balance sheets as of December 31, 2011 and June 30, 2012 (unaudited) are analyzed as follows:

	December 31, 2011	June 30, 2012
Cost
Vessels	$876,778	$772,982
Other fixed assets	587	642
Impairment charge	(62,020)	-
Total cost	815,345	773,624
Accumulated depreciation	(176,813)	(165,386)
Vessels and other fixed assets, net	$638,532	$608,238

Vessels disposed during the six month period ended June 30, 2012

On February 22, 2012, the Company entered into an agreement with a third party in order to sell the vessel Star Ypsilon together with a quantity of 667 metric tons of fuel oil, for a contracted price of $9,126 less address commission of 3% and brokerage commission of 1%. The vessel was delivered to its purchasers on March 9, 2012.

The net carrying amount of the vessel as of the date of its delivery was $11,152 and the resulting loss of $3,164 is included under "Loss on sale of Vessel" in the accompanying unaudited interim condensed consolidated statement of operations for the six month period ended June 30, 2012.

No vessel acquisitions or disposals took place in the six month period ended June, 30, 2011.

Fair value of Above/Below Market Acquired Time Charters and Gain/Loss on Time Charter Agreement Termination	6 Months Ended
Jun. 30, 2012
Fair Value Of Above Below Market Acquired Time Charters And Gain Loss On Time Charter Agreement Termination (Abstract)
Fair value of Above/Below Market Acquired Time Charters and Gain/Loss on Time Charter Agreement Termination
6.           Fair value of Above/Below Market Acquired Time Charters and Gain/Loss on Time Charter Agreement Termination:

The amortization of fair value of below-market acquired time charter related to the vessel Star Cosmo for the six month period ended June 30, 2011 was $452, which comprised of $179, included under "Voyage Revenues" and $273 included under "Gain on time charter agreement termination" in the accompanying unaudited interim condensed consolidated statement of operation for the six month period ended June 30, 2011.

The amortization of fair value of above-market acquired time charters related to the vessels Star Big and Star Mega, which acquired in July and August of 2011, respectively, amounted to $1,603 and $1,564 respectively for the six month period ended June 30, 2012 and are included under "Voyage revenues" in the accompanying unaudited interim condensed consolidated statement of operations for the six month period ended June 30, 2012.

The estimated aggregate amortization expense of the above market acquired time charters until the end of their useful lives is analysed as follows:

Years	Amount
June 30, 2013	$6,352
June 30, 2014	6,352
June 30, 2015	3,525
June 30, 2016	1,303
Total	$17,532

Gain/loss on time charter agreement termination

For the six month period ended June 30, 2011

The vessel Star Cosmo, was on time charter at a gross daily charter rate of $35.615 per day for the period from February 10, 2009 until May 1, 2011, and was redelivered earlier to the Company on February 17, 2011. The Company has recognized a gain on time charter agreement termination amounting to $273, which relates to the write-off of the unamortized fair value of below market acquired time charter on vessel redelivery date. In addition, the Company recognized a gain amounting to $324 which represents the deferred revenue from the terminated time charter contract.

The vessel Star Omicron was on time charter at a gross daily charter rate of $43.0 per day for the period from April 22, 2008 until February 22, 2011 and was redelivered earlier to the Company on January 17, 2011. The Company recognized a gain amounting to $1,210 representing the cash consideration received from its charterers relating to the early termination of this charter party.

For the six month period ended June 30, 2012

The vessel Star Sigma, was time chartered to Pacific Bulk Shipping Ltd. at a gross daily charter rate of $38.0 per day for the period from March 1, 2009 until October 29, 2013, and was redelivered earlier to the Company on December 31, 2011. On January 4, 2012, the Company signed an agreement with the charterer in order to receive an amount of $5,734 in cash, as compensation for the early redelivery of the respective vessel. The total amount was received in January 2012. In addition to the cash payment, Pacific Bulk supplied the Company with 1,027 metric tons of fuel, valued at $720.

All amounts presented above are included under "Gain on time charter agreement termination" in the accompanying unaudited interim condensed consolidated statements of operations for the six month periods ended June 30, 2011 and 2012.

Long-term Debt	6 Months Ended
Jun. 30, 2012
Long-term Debt (Abstract)
Long-term Debt
7.           Long-term Debt:

Details of the Company's loan and credit facilities are discussed in Note 8 of the Company's consolidated financial statements for the year ended December 31, 2011 included in the Company's Annual Report on Form 20-F filed with the Securities and Exchange Commission on March 27, 2012.

The principal payments required to be made after June 30, 2012 for all outstanding debt are as follows:

Years	Amount
June 30, 2013	$36,637
June 30, 2014	32,298
June 30, 2015	31,094
June 30, 2016	35,715
June 30, 2017	60,309
June 30, 2018 and thereafter	46,060
Total	$242,113

Based on the loan agreements, the Company is required to meet certain security cover ratios calculated based on the fair market value of vessels over the outstanding balance of each loan. However, according to the loan agreements, security cover ratio shortfalls do not constitute event of default. A default occurs only when, following the lender's request, the Company fails to remediate any shortfall by providing additional collateral or repaying the portion of the loan equal to the shortfall to bring the Company into compliance with the required security cover ratio. As of June 30, 2012, the Company was not in compliance with security cover ratios contained in two of its loan agreements under which a total of $97.9 million was outstanding as of June 30, 2012. As a result, the Company may be required to prepay indebtedness or provide additional collateral to its lenders in the form of cash or other property. Therefore, the Company classified an amount of $4.6 million as current portion of long-term debt as of June 30, 2012, representing payments that may be required by the lenders to satisfy the security cover shortfalls, in accordance with the terms of the loans. Up to the date of these financial statements no such request was made by any lender.

Interest expense for the six month periods ended June 30, 2011 and 2012 amounting to $1,795 and $3,801 respectively, amortization of deferred finance fees amounting to $157 and $257, respectively, and other finance fees amounting to $89 and $84, respectively,  are included under "Interest and finance costs" in the accompanying unaudited interim condensed consolidated statements of operations.

At June 30, 2012, all Company's vessels, having a net carrying value of $608,102, are first-priority mortgaged as collateral to the Company's loan facilities.

Preferred, Common Stock and Additional Paid in Capital	6 Months Ended
Jun. 30, 2012
Preferred, Common Stock and Additional Paid in Capital (Abstract)
Preferred, Common Stock and Additional Paid in Capital
8.           Preferred, Common stock and Additional paid-in capital:

Preferred Stock: Star Bulk is authorized to issue up to 25,000,000 shares of preferred stock, $0.01 par value with such designations, as voting, and other rights and preferences, as  determined by the Board of Directors. As of December 31, 2011 and June 30, 2012 the Company had not issued any preferred stock.

Common Stock: Star Bulk was authorized to issue 100,000,000 registered common shares, par value $0.01. On November 23, 2009 at the Company's annual meeting of shareholders, the Company's shareholders voted to approve an amendment to the Amended and Restated Articles of Incorporation increasing the number of common shares that the Company was authorized to issue from 100,000,000 registered common shares, par value $0.01 per share, to 300,000,000 registered common shares, par value $0.01 per share.

Each outstanding share of the Company's common stock entitles the holder to one vote on all matters submitted to a vote of shareholders. Subject to preferences that may be applicable to any outstanding shares of preferred stock, holders of shares of common stock are entitled to receive ratably all dividends, if any, declared by the Company's board of directors out of funds legally available for dividends. Holders of common stock do not have conversion, redemption or preemptive rights to subscribe to any of the Company's securities. All outstanding shares of common stock are fully paid and non-assessable. The rights, preferences and privileges of holders of common stock are subject to the rights of the holders of any shares of preferred stock which the Company may issue in the future.

Share Re-purchase Plan: On February 23, 2010, the Company's Board of Directors adopted a stock repurchase plan for up to $30,000 to be used for repurchasing the Company's common shares until December 31, 2011. All repurchased shares will be cancelled and removed from the Company's share capital.

On August 10, 2011, the Company's Board of Directors decided to reinstate the share repurchase plan with the limitation of acquiring up to a maximum amount of $3,000 worth of Company shares, at a maximum price of $1.30 per share. On November 9, 2011 the Company's Board of Directors extended the duration of the share repurchase plan until December 31, 2012.

During the six month period ended June 30, 2012 the Company repurchased and cancelled 925,957 treasury shares, which were repurchased in the open market for an aggregate purchase price of $0.9 million, pursuant to the terms of Company's existing share repurchase plan and has $2.1 million of remaining capacity under the plan.

No shares were repurchased during the year ended December 31, 2011.

Other Operational Gain	6 Months Ended
Jun. 30, 2012
Other Operational Gain (Abstract)
Other Operational Gain
9.           Other Operational Gain:

Other operational gain for the six month period ended June 30, 2011 includes non-recurring revenue of $9,000 received from the settlement of a commercial claim and a gain of $240 regarding a hull and machinery claim. For the six month period ended June 30, 2012, other operational gain totaled $140 and represented a gain from hull and machinery claim.

Other Operational Loss	6 Months Ended
Jun. 30, 2012
Other Operational Loss (Abstract)
Other Operational Loss
10.           Other Operational Loss:

 On September 29, 2010 the Company agreed with a third party to sell a 45% interest in the future proceeds related to the settlement of certain of the commercial claims for $5,000. During the six month period ended June 30, 2011, the Company paid $4,050 to the third party relating to the settlement of one of the legal cases included in the above mentioned agreement. This amount is presented in "Other Operational Loss" in the accompanying unaudited interim condensed consolidated statement of operations. For the six month period ended June 30, 2012, no other operational loss existed.

Earnings/Losses per Share	6 Months Ended
Jun. 30, 2012
Earnings/Losses per Share (Abstract)
Earnings/Losses per Share
11.           Earnings/Losses per Share:

The Company calculates basic and diluted earnings per share as follows:

	Six month period ended June 30,
	2011	2012
Income/Loss:
Net income/ (loss)	$3,380	$(4,460)

Basic earnings/ (loss) per share:
Weighted average common shares outstanding, basic	63,364,120	80,780,384
Basic earnings/ (loss) per share	$0.053	$(0.055)

Effect of dilutive securities:
Dilutive effect of non-vested shares	74,718	-
Weighted average common shares outstanding, diluted	63,438,838	80,780,384
Diluted earnings/ (loss) per share	$0.053	$(0.055)

The weighted average diluted common shares outstanding for the six month period ended June 30, 2011 includes the effect of 74,718 incremental shares calculated on the non-vested shares outstanding, as their effect was dilutive.

Equity Incentive Plan	6 Months Ended
Jun. 30, 2012
Equity Incentive Plan (Abstract)
Equity Incentive Plan
12.           Equity Incentive Plan:

On February 8, 2007, the Company's Board of Directors adopted a resolution approving the terms and provisions of the Company's Equity Incentive Plan (2007 Plan). The Plan is designed to provide certain key persons, whose initiative and efforts are deemed to be important to the successful conduct of the business of the Company with incentives to enter into and remain in the service of the Company, acquire a propriety interest in the success of the Company, maximize their performance and enhance the long-term performance of the Company.

Under the 2007 Plan, officers, key employees, directors and consultants of Star Bulk and its subsidiaries will be eligible to receive options to acquire shares of common stock, stock appreciation rights, restricted stock and other stock-based or stock-denominated awards. Star Bulk has reserved a total of 2,000,000 shares of common stock for issuance under the plan, subject to adjustment for changes in capitalization as provided in the 2007 Plan.

On February 23, 2010, the Company's Board of Directors approved the Company's new Equity Incentive Plan (the 2010 Plan). The Company has reserved a total of 2,000,000 shares of common stock for issuance under the 2010 Plan, subject to adjustment for changes in capitalization as provided in the 2010 Plan. All provisions of the 2010 Plan are similar with the 2007 Plan provisions.

On August 31, 2011, the Board of Directors adopted the 2011 Equity Incentive Plan, under which officers, key employees, directors and consultants of the Company and its subsidiaries are eligible to receive options to acquire shares of common stock, stock appreciation rights, restricted stock and other stock-based or stock-denominated awards. The Company reserved a total of 2,000,000 shares of common stock for issuance under the 2011 Equity Incentive Plan, subject to adjustment for changes in capitalization as provided in such plan.

On February 7, 2011, 420,000 common shares were granted to Mr. Spyros Capralos, the Company's new Chief Executive Officer, pursuant to the terms of consultancy agreement with an entity owned and controlled by him. The shares vest in three equal installments οn February 7, 2012, 2013 and 2014. The fair value of each share was $2.45 and has been determined by reference to the closing price of the Company's common stock on the grant date.

On May 12, 2011 248,000 restricted non-vested common shares and 80,000 common shares were granted to the former Chief Financial Officer pursuant to an agreement dated May 12, 2011 covering the terms of his severance. The respective stock based compensation was fully amortized at the date of his resignation by August 31, 2011. The fair value of each share was $2.30 and has been determined by reference to the closing price of the Company's common stock on the grant date.

On January 17, 2012, 1,360,000 restricted common shares were granted to certain directors, officers, employees of the Company and its subsidiaries under the 2010 and 2011 Equity Incentive Plans. The fair value of each share was $0.90 and has been determined by reference to the closing price of the Company's common stock on the grant date. As of June 30, 2012, these shares have vested in full.

All non-vested shares are conditional upon the grantee's continued service as an employee of the Company, or as a director until the applicable vesting date. The grantee does not have the right to vote such non-vested shares until they vest or exercise any right as a shareholder of these shares, however, the non-vested shares pay dividends as declared.

The Company estimates the forfeitures of non-vested shares to be immaterial. The shares which are issued in accordance with the terms of the Company's Equity Incentive Plans remain restricted until they vest. For the six month periods ended June 30, 2011 and 2012, stock based compensation was $628 and $1,402, respectively, and is included under "General and administrative expenses" in the accompanying unaudited interim condensed consolidated statements of operations.

A summary of the status of the Company's non- vested shares as of June 30, 2012 and the movement during the six months ended June 30, 2012, is presented below.

	Number of shares of shares	Weighted Average Grant Date Fair Value

Unvested as at January 1, 2012	420,000	$2.45
Granted	1,360,000	0.90
Vested	1,500,000	1.04
Unvested as at June 30, 2012	280,000	$2.45

As of June 30, 2012, there was $288 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Equity Incentive Plans. That cost is expected to be recognized over a remaining weighted average period of 1.24 years.

Commitments And Contingencies	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies (Abstract)
Commitments and Contingencies
13.           Commitments and Contingencies:

Future minimum contractual charter revenue

Future minimum contractual charter revenue, based on vessels committed to non-cancelable, time charter contracts net of address commission as of June 30, 2012 will be:

Years ending June 30,	Amount*
2013	$49,796
2014	28,486
2015	18,136
2016	12,620
2017	8,737
2018 and thereafter	36,184
Total	$153,959

*           These amounts do not include any assumed off—hire except for the scheduled interim and special surveys of the vessels.

Fair value disclosures	6 Months Ended
Jun. 30, 2012
Fair value disclosures (Abstract)
Fair value disclosures
14.           Fair value disclosures:

The Company trades in the freight derivatives and bunker derivatives markets with an objective to utilize those instruments as economic hedge instruments that are highly effective in reducing the risk on specific vessels trading in the spot market and to take advantage of short term fluctuations in the market prices. Freight derivatives and bunker derivatives trading do not qualify for cash flow hedges for accounting purposes, therefore resulting gains or losses are recognized in the accompanying unaudited interim condensed consolidated statements of operations. For the six month periods ended June 30, 2011 and 2012 nil gain or loss was recognized on bunker derivatives. For the six month periods ended June 30, 2011 and 2012  gain on freight derivatives contracts is analyzed as follows:

	2011	2012

Freight	$21	$64
Derivatives
	$21	$64

As of December 31, 2011 fair value of derivative instruments liability was $82. As of June 30, 2012 no fair value measurements for assets or liabilities were recognized in the Company's unaudited interim condensed consolidated financial statements.

Financial Instruments	6 Months Ended
Jun. 30, 2012
Fair Value Disclosures (Abstract)
Financial Instruments
15.           Financial instruments:

The carrying values of temporary cash investments, restricted cash, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments. The fair value of long-term bank loans and non-current restricted cash balances, bearing interest at variable interest rates, approximate their recorded values as at June 30, 2012.

Subsequent Events	6 Months Ended
Jun. 30, 2012
Subsequent Events (Abstract)
Subsequent Events
16.          Subsequent Events:

•	On August 29, 2012, the Company declared cash dividends on its common stock amounting to $0.015 per share, payable on September 18, 2012 to shareholders of record as of September 10, 2012.

•
On September 5, 2012, a conditional Settlement Agreement was signed with Ishaar and its parent company Bhatia International Ltd. of India under which the disputes in relation to the repudiation of the charter parties of the vessels Star Kappa and Star Epsilon were settled against a consideration of $5.0 million payable in 17 installments until December 2013 and guaranteed by four subsidiaries of the Bhatia group by way of performance guarantee deeds. The first installment of $500 has been collected.

•
The Annual General Meeting of the Shareholders, held on September 7, 2012,  approved the amendment of the Company's Second Amended and Restated Articles of Incorporation to effect a reverse stock split of the issued and outstanding common shares by a ratio of not less than one-for-five and more than one-for-fifteen. The exact ratio to be set at a whole number within this range will be determined by the Company's Board of Directors, which will also authorize the implementation of the reverse stock split.

Significant Accounting Policies (Policy)	6 Months Ended
Jun. 30, 2012
Significant Accounting policies (Abstract)
Comprehensive Income - Basis of presentation
Comprehensive Income - Presentation of Comprehensive Income

Within the period the Company adopted the requirements of Accounting Standards Update (ASU) 2011-05, "Comprehensive Income, Presentation of Comprehensive Income (Topic 220) ", which revises the manner in which entities present comprehensive income in their financial statements. The ASU eliminated the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity and requires the entities to report components of comprehensive income in either (i) a continuous statement of comprehensive income or (ii) two separate but consecutive statements.  The Company has elected to report two separate but consecutive statements and accordingly statements of comprehensive income/ (loss) for the six month periods ended June 30, 2011 and 2012 are presented in Company's consolidated unaudited interim financial statements. As this accounting standard only requires enhanced disclosure, the adoption of this standard will not impact the Company's financial position or results of operations.

Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2012
Basis of Presentation and General Information (Abstract)
List of Subsidiaries
Wholly Owned Subsidiaries	Vessel Name	DWT	Date Delivered to Star Bulk	Year Built
Star Bulk Management Inc.	—	—	—	—
Starbulk S.A.	—	—	—	—

	Vessels in operation at June 30, 2012

Star Aurora LLC	Star Aurora	171,199	September 8, 2010	2000
Star Big LLC	Star Big	168,404	July 25, 2011	1996
Star Borealis LLC	Star Borealis	179,678	September 9, 2011	2011
Star Mega LLC	Star Mega	170,631	August 16, 2011	1994
Star Polaris LLC	Star Polaris	179,546	November 14, 2011	2011
Lamda LLC	Star Sigma	184,403	April 15, 2008	1991
Star Cosmo LLC	Star Cosmo	52,247	July 1, 2008	2005
Star Delta LLC	Star Delta (ex F Duckling)	52,434	January 2, 2008	2000
Star Epsilon LLC	Star Epsilon (ex G Duckling)	52,402	December 3, 2007	2001
Star Gamma LLC	Star Gamma (ex C Duckling)	53,098	January 4, 2008	2002
Star Kappa LLC	Star Kappa (ex E Duckling)	52,055	December 14, 2007	2001
Star Omicron LLC	Star Omicron	53,489	April 17, 2008	2005
Star Theta LLC	Star Theta (ex J Duckling)	52,425	December 6, 2007	2003
Star Zeta LLC	Star Zeta (ex I Duckling)	52,994	January 2, 2008	2003

	Vessels disposed*
StarAlpha LLC	Star Alpha (ex A Duckling)	175,075	January 9, 2008	1992
StarBeta LLC	Star Beta (ex B Duckling)	174,691	December 28, 2007	1993
StarYpsilon LLC	Star Ypsilon*	150,940	September 18, 2008	1991

Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2012
Transactions with Related Parties (Abstract)
Schedule of related party transactions
Note 3 Transactions with related parties
Balance Sheet	December 31, 2011	June 30, 2012
Liabilities
Interchart Shipping Inc. (a)	$260	$190
Management and Directors Fees (b)	141	60
Combine Marine Inc. (c)	27	-
Oceanbulk Maritime S.A. (e)	8	-
Total Liabilities	$436	$250

Statement of Operations

	Six-month period ended June 30,
	2011	2012
Voyage expenses-Interchart (a)	636	710
Executive directors consultancy fees (b)	2,941	228
Non-executive directors compensation (b)	80	67
Commission on sale of vessel - Oceanbulk (e)	-	91
Office setup expenses - Oceanbulk (e)	72	-
Office Rent - Combine Marine Ltd. (d)	-	19

Inventories (Tables)	6 Months Ended
Jun. 30, 2012
Inventories (Abstract)
Schedule of inventory
	December 31, 2011	June 30, 2012
Lubricants	2,200	2,120
Bunkers	1,667	776
Total	3,867	2,896

Vessels and other fixed assets, net (Tables)	6 Months Ended
Jun. 30, 2012
Vessels and other fixed assets, net (Abstract)
Schedule of vessels and other fixed assets, net
	December 31, 2011	June 30, 2012
Cost
Vessels	$876,778	$772,982
Other fixed assets	587	642
Impairment charge	(62,020)	-
Total cost	815,345	773,624
Accumulated depreciation	(176,813)	(165,386)
Vessels and other fixed assets, net	$638,532	$608,238

Fair Value Of Above/Below Acquired Time Charters and Gain/Loss on Time Charter Agreement Termination (Tables)	6 Months Ended
Jun. 30, 2012
Fair Value Of Above Below Market Acquired Time Charters And Gain Loss On Time Charter Agreement Termination (Abstract)
Schedule of amortization expense of the above market acquired time charter
Years	Amount
June 30, 2013	$6,352
June 30, 2014	6,352
June 30, 2015	3,525
June 30, 2016	1,303
Total	$17,532

Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2012
Long-term Debt (Abstract)
Principal payments
Years	Amount
June 30, 2013	$36,637
June 30, 2014	32,298
June 30, 2015	31,094
June 30, 2016	35,715
June 30, 2017	60,309
June 30, 2018 and thereafter	46,060
Total	$242,113

Earnings/Losses per share (Tables)	6 Months Ended
Jun. 30, 2012
Earnings/Losses per Share (Abstract)
Schedule of earnings/losses per share
	Six month period ended June 30,
	2011	2012
Income/Loss:
Net income/ (loss)	$3,380	$(4,460)

Basic earnings/ (loss) per share:
Weighted average common shares outstanding, basic	63,364,120	80,780,384
Basic earnings/ (loss) per share	$0.053	$(0.055)

Effect of dilutive securities:
Dilutive effect of non-vested shares	74,718	-
Weighted average common shares outstanding, diluted	63,438,838	80,780,384
Diluted earnings/ (loss) per share	$0.053	$(0.055)

Equity Incentive Plan (Tables)	6 Months Ended
Jun. 30, 2012
Equity Incentive Plan (Abstract)
Schedule of non-vested shares and weighted average grant date fair value
	Number of shares of shares	Weighted Average Grant Date Fair Value

Unvested as at January 1, 2012	420,000	$2.45
Granted	1,360,000	0.90
Vested	1,500,000	1.04
Unvested as at June 30, 2012	280,000	$2.45

Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2012
Future minimum contractual charter revenue
Schedule of future minimum contractual charter revenue
Years ending June 30,	Amount*
2013	$49,796
2014	28,486
2015	18,136
2016	12,620
2017	8,737
2018 and thereafter	36,184
Total	$153,959

Fair value disclosures (Tables)	6 Months Ended
Jun. 30, 2012
Fair Value Disclosures (Abstract)
Schedule of derivative instruments
	2011	2012

Freight	$21	$64
Derivatives
	$21	$64

Basis of Presentation and General Information (Table) (Details)	Jun. 30, 2012
Star Aurora [Member]
Property Plant and Equipment [Line Items]
Vessel Capacity	171,199
Vessel Year Built	2000
Star Big [Member]
Property Plant and Equipment [Line Items]
Vessel Capacity	168,404
Vessel Year Built	1996
Star Borealis [Member]
Property Plant and Equipment [Line Items]
Vessel Capacity	179,678
Vessel Year Built	2011
Star Mega [Member]
Property Plant and Equipment [Line Items]
Vessel Capacity	170,631
Vessel Year Built	1994
Star Polaris [Member]
Property Plant and Equipment [Line Items]
Vessel Capacity	179,546
Vessel Year Built	2011
Star Sigma [Member]
Property Plant and Equipment [Line Items]
Vessel Capacity	184,403
Vessel Year Built	1991
Star Cosmo [Member]
Property Plant and Equipment [Line Items]
Vessel Capacity	52,247
Vessel Year Built	2005
Star Delta (ex F Duckling) [Member]
Property Plant and Equipment [Line Items]
Vessel Capacity	52,434
Vessel Year Built	2000
Star Epsilon (ex G Duckling) [Member]
Property Plant and Equipment [Line Items]
Vessel Capacity	52,402
Vessel Year Built	2001
Star Gamma (ex C Duckling) [Member]
Property Plant and Equipment [Line Items]
Vessel Capacity	53,098
Vessel Year Built	2002
Star Kappa (ex E Duckling) [Member]
Property Plant and Equipment [Line Items]
Vessel Capacity	52,055
Vessel Year Built	2001
Star Omicron [Member]
Property Plant and Equipment [Line Items]
Vessel Capacity	53,489
Vessel Year Built	2005
Star Theta (ex J Duckling) [Member]
Property Plant and Equipment [Line Items]
Vessel Capacity	52,425
Vessel Year Built	2003
Star Zeta (ex I Duckling) [Member]
Property Plant and Equipment [Line Items]
Vessel Capacity	52,994
Vessel Year Built	2003
Star Alpha (ex A Duckling) [Member]
Property Plant and Equipment [Line Items]
Vessel Capacity	175,075
Vessel Year Built	1992
Star Beta (ex B Duckling) [Member]
Property Plant and Equipment [Line Items]
Vessel Capacity	174,691
Vessel Year Built	1993
Star Ypsilon [Member]
Property Plant and Equipment [Line Items]
Vessel Capacity	150,940
Vessel Year Built	1991

Transactions with Related Parties - Balance Sheet (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Due to related parties	$ 250	$ 436
Management and Directors Fees (Member)
Related Party Transaction [Line Items]
Due to related parties	60	141
Ocean Bulk Maritime (Member)
Related Party Transaction [Line Items]
Due to related parties	0	8
Combine Marine Inc. (Member)
Related Party Transaction [Line Items]
Due to related parties	0	27
Interchart Shipping (Member)
Related Party Transaction [Line Items]
Due to related parties	$ 190	$ 260

Transactions with Related Parties - Statement of Operations (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Non executive directors
Related Party Transaction [Line Items]
Non Executive Directors Compensation	$ 67	$ 80
Ocean Bulk Maritime (Member)
Related Party Transaction [Line Items]
Commisions on sale of vessels	91	0
Office setup expenses	0	72
Interchart Shipping (Member)
Related Party Transaction [Line Items]
Voyage expenses	710	636
Executive directors
Related Party Transaction [Line Items]
Executive director consultancy fees	228	2,941
Combine Marine Ltd (Member)
Related Party Transaction [Line Items]
Rent expense	$ 19	$ 0

Transactions with Related Parties - Additional Information (Details) In Thousands, except Share data, unless otherwise specified	6 Months Ended		6 Months Ended						6 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended					6 Months Ended				6 Months Ended						6 Months Ended			1 Months Ended	6 Months Ended
	Jun. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2012 Chief Financial Officer (Member) USD ($)	Jun. 30, 2012 Chief Financial Officer (Member) EUR (€)	Jun. 30, 2011 Chief Financial Officer (Member) USD ($)	Jun. 30, 2011 Chief Financial Officer (Member) EUR (€)	Jun. 30, 2012 Management and Directors Fees (Member) USD ($)	Dec. 31, 2011 Management and Directors Fees (Member) USD ($)	Jun. 30, 2011 Former CEO (Member) USD ($)	Jun. 30, 2011 Former CEO (Member) EUR (€)	May 12, 2011 Former CFO (Member)	Jun. 30, 2011 Former CFO (Member) USD ($)	Jun. 30, 2011 Former CFO (Member) EUR (€)	Dec. 31, 2011 Former CFO (Member) USD ($)	Jun. 30, 2012 Former CEO and CFO (Member) USD ($)	Jun. 30, 2011 Former CEO and CFO (Member) USD ($)	Jun. 30, 2012 Interchart Shipping (Member) USD ($)	Jun. 30, 2011 Interchart Shipping (Member) USD ($)	Dec. 31, 2011 Interchart Shipping (Member) USD ($)	Jun. 30, 2011 Combine Marine (Member) USD ($)	Jun. 30, 2011 Combine Marine (Member) EUR (€)	Jun. 30, 2012 Combine Marine (Member) USD ($)	Dec. 31, 2011 Combine Marine (Member) USD ($)	Jun. 30, 2012 Combine Marine Ltd (Member) USD ($)	Jun. 30, 2012 Combine Marine Ltd (Member) EUR (€)	Jun. 30, 2011 Combine Marine Ltd (Member) USD ($)	Jun. 30, 2012 Ocean Bulk Maritime (Member) USD ($)	Jun. 30, 2011 Ocean Bulk Maritime (Member) USD ($)	Dec. 31, 2011 Ocean Bulk Maritime (Member) USD ($)	Jun. 30, 2012 Chief Operating Officer [Member] USD ($)	Jun. 30, 2012 Chief Operating Officer [Member] EUR (€)	Jun. 30, 2011 Chief Operating Officer [Member] USD ($)	Feb. 07, 2011 Chief Executive Officer (Member)	Jun. 30, 2012 Chief Executive Officer (Member) USD ($)	Jun. 30, 2012 Chief Executive Officer (Member) EUR (€)	Jun. 30, 2011 Chief Executive Officer (Member) USD ($)	Jun. 30, 2011 Chief Executive Officer (Member) EUR (€)	Feb. 07, 2014 Chief Executive Officer (Member)	Feb. 07, 2013 Chief Executive Officer (Member)	Feb. 07, 2012 Chief Executive Officer (Member)
Related Party Transaction [Line Items]
Executive Directors Consultancy Fees			$ 36		$ 13										$ 0	$ 276														$ 76		$ 0		$ 116		$ 98
Severance payment									2,347					463
Severance Costs												207
Number of shares issued in period																																		140,000	140,000
Rent expense per month																				6	5			3	2
Rent expense																								19		0
Office setup expenses																											0	72
Voyage expenses																	710	636
Outstanding balance	250	436					60	141									190		260			0	27				0		8
Annual Consulting Fees			$ 71	€ 56	$ 71	€ 56			$ 466	€ 370		$ 315	€ 250																	$ 148	€ 118			$ 201	€ 160	$ 201	€ 160
Vested in period																																						140,000	140,000	140,000
Granted	1,360,000										80,000																						420,000

Inventories (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Inventories (Abstract)
Lubricants	$ 2,120	$ 2,200
Bunker	776	1,667
Total	$ 2,896	$ 3,867

Vessels and other fixed assets, net (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Vessels and other fixed assets, net (Abstract)
Vessels	$ 772,982	$ 876,778
Other fixed assets	642	587
Impairment charge	0	(62,020)
Total cost	773,624	815,345
Accumulated depreciation	(165,386)	(176,813)
Vessels and other fixed assets, net	$ 608,238	$ 638,532

Vessels and other fixed assets, net - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Star Ypsilon [Member]	Mar. 09, 2012 Star Ypsilon [Member]
Property Plant and Equipment [Line Items]
Delivery date			Mar 9, 2012
Metric tons of fuel oil				667
Contracted price				$ 9,126
Address commission			3.00%
Brokerage commission			1.00%
Carrying amount of vessel	608,102			11,152
Loss on sale of vessel	$ (3,164)	$ 0	$ (3,164)

Fair Value Of Above/Below Market Acquired Time Charters (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Fair Value Of Above Below Market Acquired Time Charters And Gain Loss On Time Charter Agreement Termination (Abstract)
June 30, 2013	$ 6,352
June 30, 2014	6,352
June 30, 2015	3,525
June 30, 2016	1,303
Total	$ 17,532	$ 20,699

Fair Value of Acquired Time Charters - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended			27 Months Ended	6 Months Ended				56 Months Ended		6 Months Ended			34 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2011 Star Cosmo [Member]	May 01, 2011 Star Cosmo [Member]	Jun. 30, 2011 Star Cosmo - Voyage revenue [Member]	Jun. 30, 2011 Star Cosmo - Gain on time charter agreement termination [Member]	Jun. 30, 2012 Star Big [Member]	Jun. 30, 2012 Star Mega [Member]	Oct. 29, 2013 Star Sigma [Member]	Jan. 04, 2012 Star Sigma [Member]	Jun. 30, 2012 Star Sigma - Amount received in cash (Member)	Jun. 30, 2012 Star Sigma - Value of fuels received as compensation (Member)	Jun. 30, 2011 Star Omicron [Member]	Feb. 22, 2011 Star Omicron [Member]
Fair Value of Acquired Time Charters [Line Items]
Amortization of fair value of below market acquired time charter			$ 452		$ 179	$ 273
Amortization of above acquired time charters							1,603	1,564
Write Off Of Unamortized Fair Value Of Below Market Acquired Time Charter On Vessel Redelivery			273
Gain On Time Charter Agreement Termination	6,454	1,806									5,734	720	1,210
Fuel Quantity										1,027
Gross daily charter rate				36					38					43
Time charter termination deferred revenue			$ 324

Long-term debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Long-term Debt - Principal payments
June 30, 2013	$ 36,637
June 30, 2014	32,298
June 30, 2015	31,094
June 30, 2016	35,715
June 30, 2017	60,309
June 30, 2018 and thereafter	46,060
Total	$ 242,113

Long Term Debt - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Long-term Debt (Abstract)
Interest expense	$ 3,801	$ 1,795
Amortization of deferred finance charges	257	157
Other Financing Fees	84	89
Long term debt amount outstanding under breach of covenant	97,900
Reclassification Of Long Term Debt	4,600
Carrying amount of vessel	$ 608,102

Preferred, Common stock and Additional paid in capital - Share repurchase plan (Details) (USD $) In Thousands, except Share data, unless otherwise specified	2 Months Ended	6 Months Ended	7 Months Ended	6 Months Ended	12 Months Ended
	Feb. 23, 2010	Jun. 30, 2012	Aug. 10, 2011 Reinstatement Of Share Repurchase Plan [Member]	Jun. 30, 2012 Treasury Stock [Member]	Dec. 31, 2011 Treasury Stock [Member]
Share repurchase plan - authorized amount	$ 30,000		$ 3,000
Share repurchase program - maximum share price			$ 1.3
Share repurchase plan - shares repurchased and cancelled				925,957	0
Repurchase of common shares		861
Share repurchase plan - remaining authorized amount		$ 2,100

Other Operational Gain - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended			12 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2011 Commercial Claim [Member]	Dec. 31, 2010 Commercial Claim [Member]	Jun. 30, 2012 Hull And Machinery Claim [Member]	Jun. 30, 2011 Hull And Machinery Claim [Member]
Other Operational Gain [Line Items]
Other operational gain (Note 9)	$ 140	$ 9,240	$ 9,000	$ 5,000	$ 140	$ 240

Other Operational Loss - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010
Other Operational Loss [Line Items]
Percentage Of Future Proceeds Sold			45.00%
Other operational loss (Note 10)	$ 0	$ 4,050

Earnings/Losses per share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Earnings/Losses per Share (Abstract)
Net income/(loss)	$ (4,460)	$ 3,380
Weighted average common shares outstanding, basic	80,780,384	63,364,120
Basic earnings/(loss) per share	$ (0.055)	$ 0.053
Effect of dilutive securities
Dilutive effect of non-vested shares	0	74,718
Weighted average common shares outstanding, diluted	80,780,384	63,438,838
Diluted earnings/(loss) per share	$ (0.055)	$ 0.053

Equity Incentive Plan (Table) (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Number of non vested shares
Unvested as at January 1, 2012	420,000
Granted	1,360,000
Vested	1,500,000
Unvested as at June 30, 2012	280,000
Weighted Average Grant Date Fair Value
Unvested as at January 1, 2012	$ 2.45
Granted	$ 0.9
Vested	$ 1.04
Unvested as at June 30, 2012	$ 2.45

Equity Incentive Plan - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		4 Months Ended	6 Months Ended		1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	May 12, 2011 Former Cfo (Member)	Jun. 30, 2012 Issuance Of Shares Under Equity Incentive Plan [Member]	Jan. 17, 2012 Issuance Of Shares Under Equity Incentive Plan [Member]	Feb. 07, 2011 Chief Executive Officer (Member)	Feb. 07, 2014 Chief Executive Officer (Member)	Feb. 07, 2013 Chief Executive Officer (Member)	Feb. 07, 2012 Chief Executive Officer (Member)
Related Party Transaction [Line Items]
Grant Date Fair Value			$ 2.3		$ 0.9
Shares issued under share based compensation			248,000	1,360,000
Stock-based compensation	$ 1,402	$ 628
Granted	1,360,000		80,000			420,000
Vested in period				1,360,000			140,000	140,000	140,000

Equity Incentive Plan - Company's Equity Incentive Plans (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Feb. 08, 2007 Equity Incentive Plan 2007 [Member]	Feb. 23, 2010 Equity Incentive Plan 2010 [Member]	Aug. 31, 2011 Equity Incentive Plan 2011 [Member]
Equity Incentive Plan [Line Items]
Total shares authorized		2,000,000	2,000,000	2,000,000
Unrecognized compensation cost related to share-based compensation	$ 288
Expected period of recognition of unrecognized compensation cost	1 year 2 months 26 days

Commitments and Contingencies (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Future minimum contractual charter revenue
June 30, 2013	$ 49,796
June 30, 2014	28,486
June 30, 2015	18,136
June 30, 2016	12,620
June 30, 2017	8,737
June 30, 2018 and thereafter	36,184
Total	$ 153,959

Fair Value Disclosures (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Derivative [Line Items]
Gain on derivative instruments	$ 64	$ 21
Derivative instruments (Note 14)	0		82
Freight Derivatives
Derivative [Line Items]
Gain on derivative instruments	64	21
Bunker contracts
Derivative [Line Items]
Gain on derivative instruments	$ 0	$ 0

Subsequent Events - Additional Information (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	2 Months Ended	3 Months Ended
	Sep. 07, 2012	Sep. 14, 2012	Sep. 05, 2012	Aug. 29, 2012
Subsequent Events (Abstract)
Dividend declared, per share				$ 0.015
Legal proceeds		$ 500
Legal settlement receivable			$ 5,000
Number Of Installments			17
Description of the reverse stock split	The Annual General Meeting of the Shareholders, held on September 7, 2012, approved the amendment of the Company's Second Amended and Restated Articles of Incorporation to effect a reverse stock split of the issued and outstanding common shares by a ratio of not less than one-for-five and more than one-for-fifteen. The exact ratio to be set at a whole number within this range will be determined by the Company's Board of Directors, which will also authorize the implementation of the reverse stock split.